Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

	December 31,
	2023	2022
Deferred tax asset
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	121,654	65,574
Total deferred tax asset	121,654	65,574
Valuation allowance	(121,654)	(65,574)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	For the Year Ended December 31,
	2023	2022
Federal
Current	$450,960	$309,931
Deferred	(56,079)	(65,574)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	56,079	65,574
Income tax provision	$450,960	$309,931

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows (in thousands):

	For the Year Ended December 31,
	2023	2022
Income at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	0.00%
Transaction costs	0.00%	32.69%
Change in valuation allowance	2.98%	14.41%
Effective income tax rate	23.96%	68.10%

As of December 31, 2023 and 2022, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The change in the valuation allowance was $56,079 and $65,574 for the year ended December 31, 2023 and 2022, respectively.

The provisions for U.S. federal and state income taxes were $450,960 and $309,931 for the year ended December 31, 2023 and 2022, respectively. The Company’s tax returns for the year ended December 31, 2023, 2022 and 2021 remain open and subject to examination.